Note 15 - Financial Assets and Financial Liabilities	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of fair value of financial instruments [text block]
Note 15.	Financial Assets and Financial Liabilities

The following table shows the carrying amounts of financial assets and financial liabilities (in thousands):

	As of December 31,
	2022	2023
Financial assets at amortized cost:
Receivables from sale of investments (Note 12)	$56,374	$32,797
Trade receivables (Note 12)	57,923	69,382
Other receivables (Note 12) (1)	18,993	9,911
Total financial assets at amortized cost	133,290	112,090
Financial assets at fair value through profit or loss:
Receivables from sale of investments (Note 12)	76,278	-
Unlisted preferred and ordinary shares (Note 11) (2)	86,997	254,197
Listed equity securities (Note 16) (3)	66,250	-
Total financial assets at fair value through profit or loss	229,525	254,197
Total financial assets	362,815	366,288
Financial liabilities at amortized cost:
Lease liabilities and other loans (Note 13)	7,835	10,545
Trade and other payables (Note 14)	46,937	52,247
Other financial liabilities (Note 13)	12,220	13,379
Total financial liabilities at amortized cost	66,992	76,171
Total financial liabilities	$66,992	$76,171
(1)

In the Statement of Financial Position, other non-current receivables are presented as part of other non-current investments and financial assets while other current receivables are presented separately.

(2)	As of December 31, 2023, Opera held investments in ordinary and preferred shares in OPay with a total carrying amount of $253.3 million and ordinary shares in Fjord Bank with a carrying amount of $0.9 million. As of December 31, 2022, these investments had a carrying amount of $86.1 million and $0.9 million, respectively. The shares in OPay are presented as a separate line item in the Statement of Financial Position as of December 31, 2023, while as of year-end 2022, the investment in OPay was classified as held for sale. The shares in Fjord Bank are presented as part of other non-current investments and financial assets. See Note 11 for more information.
(3)	Investments in listed equity securities were presented as marketable securities in the Statement of Financial Position.

Note 16 provides details on the management of risks related to the financial assets and financial liabilities.

Fair Values of Financial Assets and Financial Liabilities

The fair values of cash and cash equivalents, trade and other receivables, trade payables and other current liabilities approximate their carrying amounts largely due to the relatively short-term maturities of these instruments. For lease liabilities the differences between the carrying amounts and fair values are not material.

Fair values of listed equity securities were determined by reference to published price quotations in active markets. As such, the fair value measurement of marketable securities was classified as a level 1 measurement in the fair value hierarchy.

Note 11 provides details on the fair value measurement of ordinary and preferred shares in OPay and ordinary shares in Fjord Bank, while Note 12 provides details on the fair value measurement of the receivable from the sales of shares in Star X.